SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
May 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of preparation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). The Company eliminates all significant intercompany balances and transactions in its audited consolidated financial statements.

Management has prepared the accompanying consolidated financial statements and these notes in accordance with generally accepted accounting principles in the United States (“US GAAP”). The Company maintains its general ledger and journals with the accrual method accounting.

Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates. In particular, the significant accounting estimates include, but not limited to, allowance for expected credit losses, determination of useful life of long-lived assets, impairment of long-lived assets, recognition and measurement of operating lease right-of-use assets and operating lease liabilities, recognition and measurement of property and equipment under finance lease and finance lease liabilities, and estimation of total estimated costs used for revenue recognition over time based upon the cost-to-cost measure of progress method.

Foreign currency translation

The accompanying consolidated financial statements are presented in the United States Dollars (“USD” or “$”), which is the reporting currency of the Company. The functional currency of the Company’s subsidiaries in the HKSAR is Hong Kong Dollars (“HKD” or “HK$”), its other subsidiaries which are incorporated in British Virgin Islands is United States Dollars, respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

The Company’s assets and liabilities are translated into $ from HK$ at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the period. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Translation of amounts from HKD into USD has been made at the following exchange rates:

Year-end $: HK$ exchange rate
May 31, 2026	US$1:HK$7.84
May 31, 2025	US$1:HK$7.84

Year average $: HK$ exchange rate
May 31, 2026	US$1:HK$7.81
May 31, 2025	US$1:HK$7.79
May 31, 2024	US$1:HK$7.82

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which are unrestricted as to withdrawal or use and which have original maturities less than three months. Deposits at financial institutions in Hong Kong are not FDIC insured, however, those financial institutions are highly solvent and the risk of loss is remote.

Prepayments, deposits and other receivables, net

Prepayments, deposits and other receivables, net are mainly prepaid expenses paid to vendors for future services that have not been provided and rental deposits.

Investment in life insurance policy

The Company invests in corporate-owned life insurance policy in order to insure against the potential loss of a key person of the Company. The Company accounts for the life insurance policy in accordance with ASC 325-30, Investments in Insurance Contracts.

Investment in life insurance policy is reported as assets and subsequently measured at the amounts that could be realized under the policies, i.e., the cash surrender values, as of the year end dates, less an allowance for expected credit losses. The change in cash surrender values during the period is recognized as an expense or income and reported in the consolidated statements of operations and comprehensive income. The Company does not recognize income from death benefits on an actuarially expected basis.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, other professional fees and FINRA filing fee related to the registration preparation.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and any impairment losses. Depreciation is provided over their estimated useful lives, using the straight-line method. The estimated useful lives of the property and equipment are as follows:

Machinery	5 years
Computer	3 years
Leasehold improvement	2 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s consolidated statements of operations and comprehensive income. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Impairment of long-lived assets

Long-lived assets, representing property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, we would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of May 31, 2026 and 2025, no impairment of long-lived assets was recognized.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Lease

On June 1, 2023, the Company adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company is a lessee of non-cancellable operating leases for corporate office premises. The Company determines if an arrangement is a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities on the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and operating lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term.

When determining the lease term, at lease commencement date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The interest rate used to determine the present value of future lease payments is the Company’s incremental borrowing rate of the Hong Kong Prime Rate plus 1.00% p.a. based on the information available at the lease commencement date.

The lease standard (ASC 842) provides practical expedients for an entity’s ongoing accounting. The Company elects to apply short-term lease exception for leases with a lease term of 12 months or less at commencement. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Company evaluates the impairment of its ROU assets consistently with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of May 31, 2026 and 2025, the Company did not recognize any impairment loss against its ROU assets.

Bank and other loans

Bank and other loans are recognised initially at fair value less attributable transaction costs. Subsequent to initial recognition, bank and other loans are stated at amortised cost with any difference between the amount initially recognised and redemption value being recognised in profit or loss over the period of the loans, together with any interest and fees payable, using the effective interest method.

Accounts payable

Accounts payable represents trade payables to vendors.

Accrued liabilities and other payables

Accrued liabilities and other payables primarily include salaries payable, other accrual and payable.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principal owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Revenue Recognition

Effective June 1, 2023, the Company adopted ASC 606 “Revenue from Contracts with Customers”, which replaced ASC Topic 605, using the modified retrospective method of adoption. Results for reporting periods beginning after June 1, 2023 are presented under ASC Topic 606 while prior period amounts are not adjusted and continue to be presented under the Company’s historic accounting under ASC Topic 605. The Company’s accounting for revenue remains substantially unchanged. There were no cumulative effect adjustments for service contracts in place prior to June 1, 2023. The effect from the adoption of ASC Topic 606 was not material to the Company’s consolidated financial statements.

The five-step model defined by ASC Topic 606 requires the Company to:

1.	identify its contracts with customers;

2.	identify its performance obligations under those contracts;

3.	determine the transaction prices of those contracts;

4.	allocate the transaction prices to its performance obligations in those contracts; and

5.	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

The Company enters into service agreements with its customers that outline the rights, responsibilities, and obligations of each party. The agreements also identify the scope of services, service fees, and payment terms. Agreements are acknowledged and signed by both parties. All the contracts have commercial substance, and it is probable that the Company will collect considerations from its customers for service component.

The Company derives its revenue from two sources: (1) foundation works services and (2) foundation works consultancy services.

Revenue from foundation works services

The Company undertakes foundation works such as piling works as a subcontractor. Foundation works services are performed for the sole benefit of customers, whereby the assets being created or maintained are controlled by customers and the services performed do not have alternative benefits for the Company. Revenue is recognized over time as customers simultaneously receive and consume the benefits the Company provides. The Company is the principal in these contracts since it is primarily responsible for the satisfaction of performance obligations and has discretion in establishing the price for the specified services.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The Company recognizes revenue over time due to the continuous transfer of control to the customer in accordance with ASC Topic 606, Revenue from Contracts with Customers. Upon adoption of ASC Topic 606, contracts which include construction services are generally accounted for as a single deliverable (a single performance obligation) and are no longer segmented between types of services. The Company has not bundled any goods or services that are considered distinct.

The Company’s contracts with customers are generally on fixed price or unit price basis. With respect to fixed price contracts, the contract will specify a contract sum based on the agreed unit rates and quantities of work items. For unit price contracts, fixed unit prices of the goods or services are stated in the contracts and the contract sum is determined based on the actual quantities of work executed on-site.

(i) Fixed price contract

For fixed price construction contracts, the timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceed the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

The Company usually has 10% contract sum withheld by customer as retention receivables to make sure all works meet the criteria as specified in the contract. Retention receivables are collected within a 12-month period after completion of works. There are no additional services to customer during the retention period but to ensure all goods and services meet the criteria as specified in the contract, therefore such warranty shall not be accounted for as a separate performance obligation. The Company historically incurs a very minimum cost during the retention period, the Company does not expect any significant liability to be incurred and no further provision made in the accounts.

The typical length of foundation work services can range from 6 months to 3 years, depending on the size and complexity of the project. The Company assesses that there is no significant financing component in these contracts.

As of May 31, 2026 and 2025, the Company had transaction price allocated to remaining performance for foundation works services amounting to $2,257,958 and $3,859,835 using input method, respectively. For May 31, 2026, 100% is expected to be satisfied within the next twelve months. For May 31, 2025, 98% is expected to be satisfied within the next twelve months and the remainder thereafter.

(ii) Unit price contracts

For unit price contracts, the timing of the satisfaction of the Company’s performance obligations is based upon the units performed or delivered by the Company which is a direct measure of the value to the customers of the goods or services transferred to date (an output method) so the portion of revenue earned can be determined. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, materials and other direct costs related to contract performance.

The Company adopts the practical expedient provided under ASC 606-10-55-18. If the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date (for example, a contract in which the Company bills a fixed amount for each hour of service provided or for each unit of work performed), the Company will recognize revenue in the amount based on the quantities of construction work executed on-site to which the Company has a right to invoice, which is usually issued on a monthly basis with a credit period of 30 days.

No retention is required to be withheld by customer as retention receivable to ensure the goods and services meet the criteria as specified in the contract. The typical length of foundation work services usually lasts within 1 year, depending on the size and complexity of the project. The Company assesses that there is no significant financing component in these contracts.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Revenue from foundation works consultancy services

The Company derives revenue from provision of foundation works consultancy services related to construction sites. These contracts are fixed price and have one single performance obligation, therefore no allocation of the transaction price is required. The Company is a principal in these contracts since it is primarily responsible for the satisfaction of performance obligation. Satisfaction of performance obligation is dependent on customer’s written acceptance and therefore revenue from provision of foundation works consultancy services is recognized at a point in time when the Company delivers final consultation report to customer; customer has no more modifications and gives a written acceptance to the Company. Typically, the Company collects no deposit upfront and provides 30-day credit period to customers upon delivery of final consultation report.

The following table presents revenue by revenue stream for the years ended May 31, 2026, 2025 and 2024, respectively:

	For the years ended May 31,
	2026	2025	2024
Foundation works services – Fixed price contracts	7,355,603	10,553,999	3,829,720
Foundation works services – Unit price contracts	562,714	-	-
Foundation works consultancy services	784,320	115,591	315,347
Total	8,702,637	10,669,590	4,145,067

The following table presents revenue recognized over time and at a point in time for the years ended May 31, 2026, 2025 and 2024, respectively:

	For the years ended May 31,
	2026	2025	2024
Revenue recognized over time	7,918,317	10,553,999	3,829,720
Revenue recognized at a point in time	784,320	115,591	315,347
Total	8,702,637	10,669,590	4,145,067

Cost of contracts revenues

The Company’s cost of contract revenues is primarily comprised of labour costs, consultancy fees, machinery rental, material costs, depreciation and amortization that are directly attributable to services provided. These costs are expenses as incurred.

Contract receivable, net

Contract receivable represents trade accounts due from customers. The trade receivables are all without customer collateral and interest is not accrued in past due accounts. The Company had $2,648,771 and $2,118,653 as of May 31, 2026 and 2025 respectively. Management reviews its receivables on a regular basis to determine if the allowance for expected credit loss is adequate and provides allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, the historical trends of collections, forward looking factors and other economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of May 31, 2026 and 2025, the Company made $54,819 and $81,698 allowance for expected credit loss, respectively.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets, net include uncompleted foundation work. Contract assets are generally classified as current, and the balance is billed based on the stage of completion. Net contract assets related to foundation works totaled $409,237 and $41,981 as of May 31, 2026 and 2025, respectively. Contract assets, net are included within current assets in the accompanying consolidated balance sheets.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract liabilities are recognized when the Company receives prepayments from customers. Contract liabilities will be recognized as revenue when works are provided. Contract liabilities of $Nil and $394,884 were recognized as of May 31, 2026 and 2025, respectively.

Retention receivable, net

Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Retention receivable were assessed for impairment in accordance with ASC 326.

Expected credit loss

ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. The Current Expected Credit Losses model (“CECL”), could result in earlier recognition of credit losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company adopted the new standard effective June 1, 2023, the first day of the Company’s fiscal year and applied to contract receivable, retention receivable, contract assets and other financial instruments. The adoption of this guidance did not materially impact the net earning and financial position and has no impact on the cash flows.

As of May 31, 2026 and 2025, the Company made allowance for expected credit loss for contract receivable, retention receivable, contract assets and deposit and other receivable respectively.

General and administrative expenses

General and administrative expenses consist primarily of personnel-related compensation expenses, professional services fees, repairs and maintenance, office supplies, depreciation and expenses related to general operations.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred or allocated to wages as part of cost of contract revenues.

Income Taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets are dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

Comprehensive Income

The Company presents comprehensive income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Earnings Per Share

The Company computes earnings per share (“EPS”) following ASC Topic 260, “Earnings per share.” Basic EPS is measured as the income or loss available to common shareholders divided by the weighted average common shares outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted EPS calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the years ended May 31, 2026 and 2025.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance.

The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income that also is reported as consolidated net income on the consolidated statements of operations and comprehensive income, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included other (expenses) income, net, and income tax expenses, which are reflected in the segment and consolidated net income.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Financial instruments

The Company’s financial instruments, including cash and cash equivalents, contract receivables, contract assets, retention receivable, accounts and other payables, accrued liabilities, amounts due to related parties, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures” requires disclosing the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, contract receivables, contract assets, retention receivable, accounts and other payables, accrued liabilities, amounts due to related parties each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 — inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments provide all entities with a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The new guidance is required to be applied prospectively. This guidance is effective for the Company for the year ending March 31, 2027. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”, which removes all references to prescriptive and sequential software development stages (“project stages”) throughout Subtopic 350-40. The amendments provide guidance on determining whether there is significant development uncertainty in evaluating the probable-to-complete recognition threshold. The amendments also supersede the website development costs guidance and incorporate the recognition requirements for website-specific development costs. This guidance also specifies the disclosures requirements for capitalized internal-use software costs. The new guidance is required to be applied using either the prospective transition approach, the modified transition approach or the retrospective transition approach. This guidance is effective for the Company for the year ending March 31, 2029. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2025, the FASB issued ASU 2025-08, “Financial Instruments—Credit Losses (Topic 326): Purchased Loans”, which defines purchased seasoned loans and expands the use of the gross-up approach in ASC 326 to the purchased seasoned loans. The new guidance is required to be applied prospectively to loans that are acquired on or after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2025, the FASB issued ASU 2025-09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, which clarifies certain aspects of the guidance on hedge accounting and addresses several incremental hedge accounting issues arising from the global reference rate reform initiative. The amendments include: (i) expanding the hedged risks permitted to be aggregated in a group of individual forecasted transactions in a cash flow hedge and clarifying the circumstance under which a group of individual forecasted transactions can be considered to have a similar risk exposure; (ii) providing a model to facilitate the application of cash flow hedge accounting to forecasted interest payments on choose-your-rate debt instruments; (iii) expanding hedge accounting for forecasted purchases and sales of nonfinancial assets; (iv) eliminating the requirement to apply the net written option test to a compound derivative comprising a swap and a written option designated as the hedging instrument in a cash flow hedge or a fair value hedge of interest rate risk; and (v) eliminating the recognition and presentation mismatch related to a dual hedge strategy. The new guidance is required to be applied prospectively for all hedging relationships. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,” which establishes the accounting for a government grant received by a business entity, including recognition and measurement guidance for a grant related to an asset and a grant related to income. This guidance also requires certain presentation and disclosures for the grant. The new guidance is required to be applied using either the modified prospective approach, the modified retrospective approach or the retrospective approach. This guidance is effective for the Company for the year ending March 31, 2030. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements,” which clarifies interim disclosure requirements, the applicability of Topic 270, the types of interim reporting, and the form and content of interim financial statements in accordance with U.S. GAAP. The amendments also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the interim reporting periods during the year ending March 31, 2029. Early adoption is permitted. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.